Segregation of Income Tax Expense (Benefit) Based on Location of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Current tax provision
Current tax provision, Puerto Rico	$ 1,456	$ (1)	$ 1,712	$ 4,949	$ 4,661	$ (9,521)
Current tax provision, United States	24	138	453	481	622	385
Current tax provision, Foreign countries	350	556	955	733	1,627	1,992
Total current tax provision	1,830	693	3,120	6,163	6,910	(7,144)
Deferred tax (benefit) expense
Deferred tax benefit, Puerto Rico	(422)	739	(6,378)	(4,166)	(65,822)	(21,479)
Deferred tax benefit, United States	(1)	(34)	(3)	(34)	(38)
Deferred tax benefit, Foreign countries	(49)	(155)	(342)	(462)	(708)	(604)
Total deferred tax (benefit) expense	$ (472)	$ 550	$ (6,723)	$ (4,662)	$ (66,568)	$ (22,083)